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               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                   (METFLEX)

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED FEBRUARY 1, 2005
                        TO PROSPECTUS DATED MAY 1, 2004

   This supplements the information contained in the Prospectus for MetFlex Flexible Premium Variable Life Insurance Policies, dated May 1, 2004. You should keep this February 1, 2005 Supplement to the Prospectus for future reference.

   Effective as of the date of this supplement, the American Century VP International Fund and the American Century VP Value Fund are no longer available as funding options under the Policies.